                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 1999
                                                -------------

Check Here if Amended / /:  Amendment Number:  ___________

This Amendment (Check only one.):   / / is a restatement.
                                    / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       OAKMONT CORPORATION
     Address:    865 S. FIGUEROA ST.
                 SUITE 700
                 LOS ANGELES, CA

Form 13F File Number: 28-___________


     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   KASHIF SHEIKH
Title:  CFO
Phone:  (213) 891-6339

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh
-----------------------       -------------------       -------------
(Signature)                   (City, State)             (Date)

Report Type (Check only one.):

     / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                       OAKMONT CORP.
                                         FORM 13F
                                       OAKMONT CORP.
                                     DECEMBER 31, 1999

                                                                                   MARKET
           SECURITY                              CUSIP           QUANTITY          VALUE
------------------------------------         -------------    --------------    --------------
COMMON STOCK
       ALLERGAN, INC.                          018490102           118,000        5,870,500.00
       APEX MORTGAGE CAPITAL                   030564101            66,666          679,159.87
       BERINGER WINE ESTATES HLDGS.            084102102           139,100        5,546,612.50
       BOMBARDIER INC.                         097751200         1,073,133       22,031,420.49
       CMGI INC.                               125750109            26,600        6,257,375.00
       COMCAST CORP CL A                       200300101           172,500        8,258,437.50
       COMCAST CORP SP CL A                                        172,500        8,722,031.25
       COSTCO                                  22160Q102           252,500       23,040,625.00
       CSG SYSTEMS INTERNATIONAL               126349109           111,224        4,435,057.00
       DELPHI FINANCIAL GROUP, INC.            247131105           652,897       19,586,903.33
       ECHOSTAR COMMUNICATIONS CORP.                                   800           78,000.00
       ENRON                                   293561106           948,470       42,088,356.25
       EXODUS COMMUNICATIONS, INC.                                 231,400       20,551,212.50
       FREEPORT MCMORAN                        35671D105             7,752          143,896.50
       COPPER & GOLD CLASSA
       FREEPORT MCMORAN                        35671D857            82,463        1,742,030.87
       COPPER & GOLD CLASSB
       HOME DEPOT INC.                         437076102           216,900       14,911,875.00
       I2 TECHNOLOGIES                         465754109            82,700       16,126,500.00
       IBM CORP.                               459200101           114,600       12,362,475.00
       INVESTORS FINANCIAL SERVICES                                963,499       44,320,954.00
       KLA - TENCOR CORP.                                          102,300       11,393,662.50
       MCMORAN EXPLORATION CO.                 582411104            12,895          272,416.38
       METROMEDIA FIBER NETWORK INC.           591689104           462,375       22,165,101.56
       MORGAN STANLEY DEAN WITTER              617446448            83,500       11,919,625.00

                                       OAKMONT CORP.
                                         FORM 13F
                                       OAKMONT CORP.
                                     DECEMBER 31, 1999

                                                                                   MARKET
           SECURITY                              CUSIP           QUANTITY          VALUE
-------------------------------------        -------------    --------------    --------------
       NEWPORT CORPORATION                                         3,500            160,125.00
       ORTEL CORP.                             68749W102           2,000            240,000.00
       PROBUSINESS SERVICES                    742674104         571,967         20,590,812.00
       SEI INVESTMENTS CO.                     784117103          32,213          3,833,850.33
       SIEBEL SYSTEMS INC.                     826170102         119,000          9,996,000.00
       STRATUS PROPERTIES                      863167102         740,510          3,100,885.62
       SUPERGEN INC.                                               5,000            146,875.00
       SYNTROLEUM CORPORATION                                    207,200          1,683,500.00
       TIFFANY                                 886547108          95,600          8,532,300.00
       VALUEVISION INTERNATIONAL INC.                             91,000          5,215,437.50
                                                                                --------------
                                                                                356,004,012.96

LIMITED PARTNERSHIP DISTRIBUTIONS
       CONCUR TECHNOLOGIES                                         2,942             85,318.00
       VIANT CORPORATION                                           7,103            703,197.00
                                                                                --------------
                                                                                    788,515.00

(ADR'S)AMERICAN DEPOSITORY RECEIPT
       KOREA TELECOM CORP SP-ADR                                 436,100         32,598,475.00

CONVERTIBLE PREFERRED
       TRANS WORLD AIR                         893349753         110,000          2,083,125.00
       SERIES 144A

CONVERTIBLE BONDS
       ASIA PULP & PAPER COMPANY               00202paa8         225,000         16,501,500.00
       CONVERTIBLE BOND 3.5% 4/30/03
       3.500% Due 04-30-03

                                       OAKMONT CORP.
                                         FORM 13F
                                       OAKMONT CORP.
                                     DECEMBER 31, 1999

                                                                                   MARKET
           SECURITY                              CUSIP           QUANTITY          VALUE
-----------------------------------          -------------    --------------    --------------
MEXICAN COMMON STOCK
       CORPORATION GEO S.A. - SER B                             1,140,471         4,301,513.45
       JUGOS DEL VALLE S.A. - SER B                             1,074,265           619,355.31

                                                                                --------------
                                                                                  4,920,868.76

TOTAL PORTFOLIO                                                                 412,896,496.72